Taxes	12 Months Ended
Dec. 31, 2022
Taxes
Taxes

18. Taxes

	December 31, 2022	December 31, 2021	December 31, 2020
Loss before tax	20,804,213	15,351,914	12,858,599
Tax calculated at a tax rate of 13.99%	2,910,509	2,147,733	1,798,918
Effect of different tax rates in USA and France	3,801	5,398	11,046
Deductible expenses charged against equity / deferred costs for issuance of shares	178,015	382,829	78,164
Sale of treasury shares by a subsidiary, recognized as financial loss (income) in standalone financial statements	1,666,594	(8,556)	(71,285)
Expenses not deductible for tax purposes	(514,017)	(145,195)	(160,729)
Temporary differences	(1,324)	(954)	(2,515)
Total tax losses not recognized as deferred tax asset	(4,243,578)	(2,381,255)	(1,653,599)
Income tax expense	—	—	—

The Group has decided not to recognize any deferred income tax assets at December 31, 2022, 2021 or 2020. The key factors which have influenced management in arriving at this evaluation are the fact that the Group has not yet a history of making profits and product development remains at an early stage.

The amount of deferred income tax assets that arises from sources other than tax losses carried forward and the amount of deferred income tax liabilities are insignificant compared to the unrecognized tax losses carried forward.

The tax losses carried forward by the Group and their respective expiry dates are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
2021	—	—	1,224,210
2022	—	3,540,541	3,540,541
2023	141,425,567	141,425,567	141,425,567
2024	290,949	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,840	23,467,840	23,467,858
2027	12,590,566	9,831,196	9,834,674
2028	28,427,419	24,391,568	—
2029	65,367,349	—	—
Total unrecorded tax losses carry forwards.	275,156,180	206,534,151	183,370,289

Tax losses carried forward expiring in 2027 and 2028, have been increased by CHF 4.0 million and CHF 2.8 million respectively due to final tax returns for the fiscal years ended December 31, 2020 and 2021 received from Swiss tax administration in 2022.

As of December 31, 2022, the unrecorded tax losses carried forward increased to CHF 275,156,180 (2021: CHF 206,534,151, 2020: CHF 183,370,289).